SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS	9 Months Ended
Dec. 31, 2024
Senior Convertible Preferred Shares And Warrants
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

15. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

2021 Subscription Agreement

In June 2021, the Company entered into shares subscription agreements, respectively, with NIO Capital and Joy Capital for an aggregate investment amount of up to US$315.0 million for the subscription of senior convertible preferred shares. The first closing in the amount of US$100.0 million was completed for the issuance of 291,290,416 senior convertible preferred shares on July 12, 2021. On the same day, the Company also issued warrants to each of NIO Capital and Joy Capital to purchase up to 240,314,593 senior convertible preferred shares for an aggregate amount of US$165.0 million which was included in the aforementioned US$315.0 million. Each investor has the option to exercise the warrants within 18 months of the first closing date. In January 2023, the Company entered into a new agreement with NIO Capital and Joy Capital to extend the expiration date of the forementioned warrants from January 12, 2023 to January 12, 2024. In August 2023, Joy Capital exercised its warrants in full. Warrants authorised to NIO Capital was not exercised and terminated in December 2023.

For the second closing in the amount of US$50.0 million, US$27.5 million, US$10.0 million and US$7.5 million were received in November 2021, March 2022 and June 2022, respectively, and accordingly, a total of 80,104,865 senior convertible preferred shares, 29,129,042 and 21,846,781 senior convertible preferred shares were issued, respectively. In July 2022, NIO Capital assigned its rights and obligations to an independent third party to subscribe for 14,564,520 senior convertible preferred shares for a total price of US$5.0 million under the second closing. On the same day, the Company received the remaining US$5.0 million. Following this closing, the second closing of this financing transaction for the amount of US$50.0 million has been completed.

2022 Subscription Agreement

In June 2022, the Company entered into another definitive agreement with affiliates of an existing shareholder, NIO Capital. Pursuant to the definitive agreement, NIO Capital had agreed with the Company for the subscription of 714,285,714 senior convertible preferred shares for an aggregate amount of US$100.0 million, which was to be paid in multiple instalments. The first payment for the par value of these preferred shares of US$71.4 thousand was made by NIO Capital in July 2022. In October 2022 and March 2023, a total of US$9.9 million and US$8.4 million was paid by NIO Capital The remaining US$81.6 million was recorded in “Subscription receivable from shareholders” and reflected as a deduction from mezzanine equity as of March 31, 2023. Subsequently on April 4, 2023, NIO Capital, NBNW Investment Limited (“NBNW”, an affiliate of NIO Capital) and the long-term debt holders of the Company, namely WP, TPG, and Magic Carpet, entered into assignment agreements to assign all the rights under the then outstanding long-term debt of US$61.6 million to NBNW and then further assign to NIO Capital. Concurrently, the Company entered into a supplemental agreement with NIO Capital, and agreed to offset its subscription receivable by US$61.6 million with its obligation under long-term debt due to NIO Capital after the assignment. This supplemental agreement resulted in a remaining US$20 million amount due to the Company from NIO Capital relating to the aforementioned senior convertible shares subscription agreement. In April and October 2023, subscription receivable of US$1.6 million and US$2 million was received. In May, June and July 2024, the subscription receivables amounting to US$7.0 million (equivalent to RMB49.8 million) were received, and the remaining subscription receivable of US$9.4 million (equivalent to RMB60.5 million) was presented as subscriptions receivable, a contra-equity balance on the Consolidated Balance Sheets as of December 31, 2024 after the conversion of all the preferred shares into Class A ordinary shares in March 2024.

2024 Subscription Agreement

On March 26, 2024, the Company entered into definitive agreements with Xin Gao Group Limited (“Xin Gao”) and issued 1,440,922,190 senior convertible preferred shares at conversion price of US$0.004858 per Class A ordinary share for an aggregate amount of US$7.0 million. As Xin Gao is controlled by Mr. Kun Dai, the Chairman of the Board of Directors and Chief Executive Officer of Company and the fair value of the senior convertible preferred shares is higher than the consideration received from Xin Gao, a share-based compensation expense of US$4.0 million (equivalent to RMB28.7 million) equal to the difference between the fair value of the preferred shares issued and the consideration received was recorded in general and administrative expenses in March 2024.

On March 27, 2024, as agreed by all preferred shareholders, all senior convertible preferred shares were converted into Class A ordinary shares.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

The major rights, preferences and privileges of the senior convertible preferred shares under the 2024 Subscription Agreement, 2022 Subscription Agreement and 2021 Subscription Agreement are as follows:

Conversion rights

Each senior convertible preferred share shall be convertible, at any time and from time to time from and after the applicable original issue date of 2021 Subscription Agreement and 2022 Subscription Agreement. The original conversion price for each senior convertible preferred share shall be US$0.3433 per Class A ordinary share for 2021 Subscription Agreement.

The conversion price down round feature is triggered when the Company provides for a lower conversion price in subsequent convertible preferred shares offerings. The provision of a lower conversion price results in the repricing of existing convertible preferred offerings to match any such lower stated conversion rate.

According to 2022 Subscription Agreement, the conversion price for each senior convertible preferred share shall be US$0.14 per Class A ordinary share. At the closing of 2022 Subscription, the conversion price for each senior convertible preferred share issued pursuant to the 2021 Subscription Agreement and outstanding were adjusted to US$0.14 per Class A ordinary share. In August 2023, Joy Capital exercised its warrants to purchase senior convertible preferred shares and the Company issued senior convertible preferred shares to Joy Capital at conversion price of US$0.0457 per Class A ordinary share. The conversion price for each senior convertible preferred share outstanding as of the date were further adjusted to US$0.0457 per Class A ordinary share. On March 26, 2024, the Company issued senior convertible preferred share to Xin Gao Group Limited at conversion price of US$0.004858 per Class A ordinary share. As a result, the conversion price for each senior convertible preferred share outstanding as of the date were further adjusted to US$0.004858 per Class A ordinary share. On March 27, 2024, as agreed by all preferred shareholders, all senior convertible preferred shares were converted into Class A ordinary shares at conversion price at US$0.004858 per ordinary share.

Voting rights

Holder of each senior convertible preferred share shall be entitled to vote that number of votes equal to the largest number of whole shares of Class A ordinary shares into which each such senior convertible preferred shares could be converted.

Dividends

Each senior convertible preferred share shall have the right to receive dividends, on as converted and non-cumulative basis, when, as and if declared by the Board. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the senior convertible preferred share have been paid in full. No dividends on preferred and ordinary shares have been declared since the issuance date until December 31, 2024.

Liquidation Preference

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, each senior convertible preferred shareholder shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to one hundred and fifty percent (150%) of applicable stated value, per senior convertible preferred share held by such holder, plus any accrued and unpaid dividends, before any distribution or payment shall be made to the holders of any junior securities.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

Redemption Rights

At any time and from time to time, upon written notice of each holder of senior convertible preferred share, the Company shall redeem all or part of the senior convertible preferred share held by such holder at the redemption price (as defined below), provided that any of the following events occurs: (i) any material breach of any of the representations, warranties or covenants by the Company; (ii) any conviction of breaches or violation of Applicable Law by the Company which is reasonably expected to have a material adverse effect; (iii) during the principal lock-up period, all or part of the 40,809,861 Class B ordinary shares held by the principal parties shall be subject to enforcement, foreclosure, freezing order or other judicial measures; (iv) the principal’s employment with the Company shall be terminated for whatever reason; (v) the Company shall fail to have available a sufficient number of authorized and unreserved Class A ordinary shares to issue to such holder upon a conversion hereunder; (vi) there shall have occurred a bankruptcy event; (vii) the ADSs shall fail to be listed or quoted for trading on a trading market for more than five (5) Trading Days, which need not be consecutive trading days; (viii) the electronic transfer by the Company of ADSs through the depository trust company or another established clearing corporation is no longer available or is subject to a “chill”; (ix) with respect to the senior convertible preferred shares issued pursuant to the 2022 Subscription Agreement only, the Company shall receive any notice (whether written or not) from any holder of a 2024 Note declaring accelerate payment of its outstanding principal and interests accruing thereon under the 2024 Note held by it based on occurrence of any Event of Default under the 2024 Notes (whether actual of alleged).

Redemption price is defined as sum of the aggregate amount of the stated value (as adjusted for any share dividends, combinations, splits, recapitalizations and the like), plus an amount accruing at a compound annual rate of eight percent (8%) of such stated value for a period of time commencing from the original issue date and ending on the redemption closing date plus any accrued but unpaid dividends.

Accounting for senior convertible preferred share and warrants

The Company classified the senior convertible preferred shares in the mezzanine equity section of the Consolidated Balance Sheets because certain redemption features allow the senior convertible preferred shareholders to force the Company to redeem the preferred shares and therefore, the senior convertible preferred shares are considered contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The senior convertible preferred share is carried at the amount recorded at inception and no accretion to the redemption value is needed until it becomes probable that the preferred shares will become redeemable. Continual evaluation is performed to assess whether probable of becoming redeemable.

The Company classified the warrants in the warrant liabilities and recorded at fair value initially with subsequent changes in fair value recorded in the profit and loss as warrants issued with redeemable share are liabilities within the scope of ASC 480. Warrants issued in connection with debt or equity, if the warrants are classified as a liability and recorded at fair value with changes in fair value recorded in the profit and loss, then the proceeds should be allocated first to the warrants based on their fair value (not relative fair value). The residual should be allocated to the base debt or equity instrument. Therefore, all proceeds were allocated to warrants on July 12, 2021, as the fair value of the warrants on that day was higher than total proceeds received. Besides, financial liabilities that are required to be measured at fair value should be recorded at fair value with the excess of the fair value over the net proceeds received recognized as a loss in the profit and loss.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

Accounting for senior convertible preferred share and warrants (continued)

The Company classified the obligation for the second closing as forward contracts as the investors were obligated to purchase and the Company was required to issue the shares within that twelve-month period since the first closing date. Forward contracts were recorded at fair value initially with subsequent fair value changes to be recorded through profit and loss.

The Company determined that, the reduction of the conversion price for senior convertible preferred shares in July 2022, August 2023 and March 2024 triggered the down round feature operative within the then existing senior convertible preferred shares. The fair value impact related to the reduction in the conversion price of the senior convertible preferred shares in July 2022, August 2023 and March 2024, amounting to RMB755.6 million, RMB278.8 million and RMB1,781.5 million respectively, was recorded as a charge to accumulated deficit and a credit to additional paid in capital in permanent equity.

The Company’s senior convertible preferred shares activities for the fiscal years ended March 31, 2023 and 2024 are summarized below (except the fair value impact of the down round feature which solely affected the classification of permanent equity):

The movements of mezzanine equity related to senior convertible preferred shares during the fiscal year ended March 31, 2023 and 2024 were as follows:

Preferred shares
RMB

Beginning balance as of March 31, 2023	695,647
Issuance of senior convertible preferred shares	163,072
Settlement of subscription receivable from preferred shareholders	442,195
Conversion to Class A ordinary shares	(1,300,914)
Ending balance as of March 31, 2024 and December 31, 2024	-

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

The roll forward of Level 3 financial instruments, including both warrant liabilities and forward contracts, during the fiscal year ended March 31, 2023, 2024 and the nine months ended December 31, 2024 was as follows:

Warrant liabilities
RMB

Fair value of Level 3 financial instruments as of March 31, 2023	8
The change in fair value of financial instruments	11,776
Settlement of warrants	(12,617)
Foreign currency translation	833
Fair value of Level 3 financial instruments as of March 31, 2024 and December 31, 2024	-

The composition of the fair value impact of the issuance of senior convertible preferred shares during the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024 was as follows:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Fair value impact of the warrants	204,687	(11,776)	-
Fair value impact of the forward contracts	38,046	-	-
	242,733	(11,776)	-

The forward contracts and warrants are not traded in an active securities market. In terms of forward contracts, discounted cash flow model was applied to estimate its fair value using the risk-free interest rate as the discount rate.

For the warrants, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

	For the fiscal year ended March 31,
	2023	2024

Risk-free interest rate	2.53%~4.74%	5.43%~5.55%
Expected volatility	45.91%~49.01%	37.35%~40.84%
Dividend yield	0%	0%
Expected term (in years)	0.28~1.03	0.25~0.28
Fair value of underlying senior convertible preferred share	US$0.07~US$0.20	US$0.05~US$0.06

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

For the fair value impact related to the reduction in the conversion price of the senior convertible preferred shares, with the assistance from an independent valuation firm, the Company made estimation using a hybrid method comprising the probability-weighted method and Black-Scholes option pricing model. In addition to probability of the scenarios assumed, other main data and assumptions used are as follows:

For the fiscal year ended March 31,
2024

Risk-free interest rate	4.30%~4.72
Expected volatility	49.72%-53.69%
Dividend yield	0%
Expected term (in years)	3.5-3.9